Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 16,276,957	$ 389,255	$ (11,702,798)	$ 4,963,414
Beginning balance, shares at Dec. 31, 2022	13,746,606
IfrsStatementLineItems [Line Items]
Private placement, net	$ 744,160			744,160
Private placement, net, shares	1,464,646
Warrant liability	$ (525,884)			(525,884)
Stock based compensation		26,974		26,974
Common stock issued for investment in securities	$ 496,400			496,400
Common stock issued for investment in securities, shares	1,671,381
Net loss			612,748	612,748
Ending balance, value at Dec. 31, 2023	$ 16,991,633	416,229	(11,090,050)	6,317,812
Ending balance, shares at Dec. 31, 2023	16,882,633
IfrsStatementLineItems [Line Items]
Private placement, net	$ 904,761			904,761
Private placement, net, shares	2,634,343
Warrant and option liability	$ (492,405)			(492,405)
Shares issued to settle debt	$ 36,251			36,251
Shares issued to settle debt, shares	99,552
Stock based compensation		24,555		24,555
Net loss			(636,518)	(636,518)
Stock based compensation, shares	60,606
Ending balance, value at Dec. 31, 2024	$ 17,440,240	440,784	(11,726,568)	6,154,456
Ending balance, shares at Dec. 31, 2024	19,677,134
IfrsStatementLineItems [Line Items]
Private placement, net	$ 2,888,013	98,553		2,986,566
Private placement, net, shares	7,086,012
Shares issued for services	$ 79,860			79,860
Shares issued for services, shares	223,963
Nova shares reissued
Nova shares reissued, shares	4,430,830
Shares issued for mineral property	$ 18,135			18,135
Shares issued for mineral property, shares	50,505
Shares issued for debt	$ 35,601			35,601
Shares issued for debt, shares	99,091
Warrant liability	$ (925,115)			(925,115)
Stock based compensation		89,277		89,277
Net loss			(135,214)	(135,214)
Ending balance, value at Dec. 31, 2025	$ 19,536,734	$ 628,614	$ (11,861,782)	$ 8,303,566
Ending balance, shares at Dec. 31, 2025	31,567,535